Stock Compensation Expense (Tables)	3 Months Ended
Mar. 31, 2022
Stock Compensation Expense (Tables) [Line Items]
Schedule of stock-based compensation expense
Stock-based compensation expense for the periods presented was comprised of the following, which were included in general and administrative expenses within the condensed consolidated statement of operations:

	(in thousands) For the Three Months Ended
	March 31, 2022	March 31, 2021
	Stock-Based Compensation Expense	Stock-Based Compensation Expense
Stock options	$56	$—
Restricted stock awards	1,094	—

Total stock – based compensation expense	$1,150	$—